UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Monarch Capital Management, Inc.

Address:   127 West Berry Street, Suite 402
           Fort Wayne, IN 46802


Form 13F File Number: 28-04589


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Margaret H. Candor
Title:  Vice President and Treasurer
Phone:  260-422-2765

Signature,  Place,  and  Date  of  Signing:

/s/ Margaret H. Candor             Fort Wayne, Indiana                7/19/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              86

Form 13F Information Table Value Total:  $      202,258
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
3M COMPANY                     COM            88579y101     4264    44960 SH       SOLE                 21995      0  22965
ABBOTT LABORATORIES            COM            002824100     4512    85749 SH       SOLE                 34750      0  50999
ACCENTURE PLC                  COM            G1151C101     1522    25185 SH       SOLE                 15800      0   9385
AIR PRODUCTS & CHEMICALS       COM            009158106      355     3714 SH       SOLE                  3000      0    714
ALTRIA GROUP                   COM            02209s103     2515    95211 SH       SOLE                 14646      0  80565
AT&T                           COM            00206r102     1830    58254 SH       SOLE                 35949      0  22305
AUTOMATIC DATA PROCESSING      COM            053015103     5346   101476 SH       SOLE                 37160      0  64316
BANK OF AMERICA                COM            060505104      118    10759 SH       SOLE                  9259      0   1500
BEMIS                          COM            081437105      277     8195 SH       SOLE                  1340      0   6855
BERKSHIRE HATHAWAY             COM            084670108      232        2 SH       SOLE                     0      0      2
BERKSHIRE HATHAWAY B           COM            084670702      430     5550 SH       SOLE                  1750      0   3800
BP ADR                         COM            055622104     3020    68193 SH       SOLE                  7177      0  61016
BRISTOL-MYERS SQUIBB           COM            110122108      954    32957 SH       SOLE                 11000      0  21957
CHEVRON                        COM            166764100     1990    19354 SH       SOLE                  9439      0   9915
CHUBB CORP COM                 COM            171232101      700    11175 SH       SOLE                  3025      0   8150
CINCINNATI FINANCIAL           COM            172062101     3118   106867 SH       SOLE                 46630      0  60237
CINTAS                         COM            172908105      323     9769 SH       SOLE                  2800      0   6969
CISCO SYSTEMS                  COM            17275r102     3789   242718 SH       SOLE                105861      0 136857
CLARCOR                        COM            179895107     2741    57976 SH       SOLE                  2450      0  55526
COCA-COLA                      COM            191216100     7926   117795 SH       SOLE                 39261      0  78534
COLGATE-PALMOLIVE              COM            194162103      241     2762 SH       SOLE                   780      0   1982
CONSTELLATION BRANDS           COM            21036p108      389    18700 SH       SOLE                 14100      0   4600
DISNEY WALT                    COM            254687106     1463    37487 SH       SOLE                  4075      0  33412
DUKE ENERGY                    COM            26441c105      297    15748 SH       SOLE                 11248      0   4500
DUKE REALTY                    COM            264411505      345    24600 SH       SOLE                 22100      0   2500
EMC                            COM            268648102     5979   217030 SH       SOLE                 73000      0 144030
EMERSON ELECTRIC               COM            291011104     3750    66660 SH       SOLE                 28642      0  38018
EXXON MOBIL                    COM            30231g102     7149    87846 SH       SOLE                 26134      0  61712
FIFTH THIRD BANCORP            COM            316773100      243    19055 SH       SOLE                  6062      0  12993
FRANKLIN ELECTRIC              COM            353514102     6788   144583 SH       SOLE                 44800      0  99783
GENERAL ELECTRIC               COM            369604103     4713   249917 SH       SOLE                103011      0 146906
GENUINE PARTS                  COM            372460105     1661    30525 SH       SOLE                 12325      0  18200
GOOGLE                         COM            38259p508      260      513 SH       SOLE                   300      0    213
HOME DEPOT                     COM            437076102     4352   120167 SH       SOLE                 44150      0  76017
INTEL                          COM            458140100     4618   208395 SH       SOLE                 87532      0 120863
INTERNATIONAL BUSINESS MACHINE COM            459200101      819     4773 SH       SOLE                  1000      0   3773
JACOBS ENGINEERING             COM            469814107      359     8300 SH       SOLE                  3400      0   4900
JOHNSON & JOHNSON              COM            478160104     6346    95406 SH       SOLE                 34184      0  61222
JPMORGAN CHASE                 COM            46625h100      847    20678 SH       SOLE                  8785      0  11893
KRAFT FOODS                    COM            50075n104     2177    61797 SH       SOLE                  6094      0  55703
LAKELAND FINANCIAL             COM            511656100     4712   211668 SH       SOLE                 91550      0 120118
LILLY ELI                      COM            532457108      349     9300 SH       SOLE                  7000      0   2300
LINCOLN NATIONAL               COM            534187109      219     7670 SH       SOLE                  6270      0   1400
LORILLARD                      COM            544147101      336     3089 SH       SOLE                     0      0   3089
MCDONALD'S                     COM            580135101     7857    93183 SH       SOLE                 33125      0  60058
MEDTRONIC                      COM            585055106     4800   124567 SH       SOLE                 54936      0  69631
MERCK & CO                     COM            58933Y105     7004   198465 SH       SOLE                 78477      0 119988
MICROSOFT                      COM            594918104     4694   180553 SH       SOLE                 69353      0 111200
NEXTERA ENERGY                 COM            65339F101     2044    35579 SH       SOLE                 20004      0  15575
NOKIA ADR                      COM            654902204      586    91204 SH       SOLE                 59204      0  32000
NORFOLK SOUTHERN               COM            655844108     2536    33850 SH       SOLE                 21700      0  12150
NORTHERN TRUST                 COM            665859104     3260    70926 SH       SOLE                 28150      0  42776
NORTHROP GRUMMAN               COM            666807102      353     5090 SH       SOLE                     0      0   5090
NUCOR                          COM            670346105      222     5380 SH       SOLE                  1200      0   4180
PEPSICO                        COM            713448108     4118    58463 SH       SOLE                 24275      0  34188
PFIZER                         COM            717081103     3909   189777 SH       SOLE                 88375      0 101402
PHILIP MORRIS INTERNATIONAL    COM            718172109     6150    92103 SH       SOLE                 13438      0  78665
PINNACLE WEST CAPITAL          COM            723484101      720    16150 SH       SOLE                  9200      0   6950
PLEXUS                         COM            729132100      658    18900 SH       SOLE                 12600      0   6300
PNC FIN'L SVCS GROUP           COM            693475105      359     6028 SH       SOLE                  1819      0   4209

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
PRAXAIR                        COM            74005P104      402     3707 SH       SOLE                  1501      0   2206
PROCTER & GAMBLE               COM            742718109     6459   101608 SH       SOLE                 35785      0  65823
PROTECTIVE LIFE                COM            743674103      338    14600 SH       SOLE                  9800      0   4800
QEP RESOURCES                  COM            74733V100     1316    31450 SH       SOLE                 18150      0  13300
QUALCOMM                       COM            747525103      202     3549 SH       SOLE                   249      0   3300
QUESTAR                        COM            748356102      444    25049 SH       SOLE                 11900      0  13149
ROYAL DUTCH SHELL ADR          COM            780259206      240     3371 SH       SOLE                  2035      0   1336
SCHLUMBERGER                   COM            806857108     2450    28356 SH       SOLE                 13481      0  14875
STEEL DYNAMICS                 COM            858119100     1095    67365 SH       SOLE                 20365      0  47000
STRYKER                        COM            863667101     1231    20971 SH       SOLE                 13800      0   7171
SYSCO                          COM            871829107     4411   141474 SH       SOLE                 52390      0  89084
TARGET                         COM            87612e106      405     8625 SH       SOLE                  5300      0   3325
TOWER FINANCIAL                COM            891769101       90    10950 SH       SOLE                  6000      0   4950
U.S. BANCORP                   COM            902973304     2075    81331 SH       SOLE                 43900      0  37431
UNITED PARCEL SERVICE          COM            911312106     1174    16104 SH       SOLE                  8955      0   7149
UNITED TECHNOLOGIES            COM            913017109     3091    34928 SH       SOLE                 16542      0  18386
VALSPAR                        COM            920355104      465    12900 SH       SOLE                  9500      0   3400
VANGUARD EMERGING MKTS ETF     COM            922042858      468     9625 SH       SOLE                  4265      0   5360
VERIZON COMMUNICATIONS         COM            92343v104      920    24706 SH       SOLE                 14529      0  10177
VIVENDI                        COM            f97982106      460    16560 SH       SOLE                     0      0  16560
VODAFONE GROUP ADR             COM            92857w209     1617    60525 SH       SOLE                 31750      0  28775
WAL-MART STORES                COM            931142103     5357   100807 SH       SOLE                 39077      0  61730
WALGREEN                       COM            931422109     6282   147949 SH       SOLE                 63293      0  84656
WELLS FARGO                    COM            949746101     3785   134903 SH       SOLE                 50943      0  83960
YUM! BRANDS                    COM            988498101      468     8480 SH       SOLE                  8000      0    480
ZIMMER HOLDINGS                COM            98956p102     3369    53302 SH       SOLE                 26000      0  27302